Consolidated Statements Of Cash Flows (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payments of Stock Issuance Costs	¥ 31,785
IPO [Member]
Payments of Stock Issuance Costs	31,785
Convertible Preferred Stock [Member]
Payments of Stock Issuance Costs	¥ 0	¥ 3,216	¥ 0